Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Cash and cash equivalents

4 Cash and cash equivalents

		2024	2023

Cash
Companies in Brazil		1,780	1,555
Companies outside Brazil	(i)	4,191	3,784
Cash equivalents:
Companies in Brazil		3,797	7,186
Companies outside Brazil	(i)	5,218	1,662
Total		14,986	14,187

(i)	On December 31, 2024, includes the amount of R$ 941 of cash and R$ 779 of cash equivalents (2023: R$ 1,284 of cash and R$ 278 of cash equivalents) of Braskem Idesa and its subsidiaries, which cannot be used by the other subsidiaries of the Company.

Cash equivalents in Brazil are represented mainly by fixed-income instruments and time deposits, such as bank deposit certificates (“CDBs”), treasury bonds, financial bills, debentures, and shares of fixed income investment funds. These assets may be directly held by the Company or through its exclusive funds, FIM Júpiter and FIM Netuno. Average yield of cash equivalents is presented jointly with financial investments (see note 5).

The cash equivalents in foreign market consist of time deposit and interest-bearing accounts held outside of Brazil.